Credit Loss Allowance Expenses	3 Months Ended
Mar. 31, 2026
Credit Loss Allowance Expenses [Abstract]
Credit loss allowance expenses

22. Credit loss allowance expenses

	March 31, 2026	March 31, 2025

Provision for expected losses - credit risk	(977,709)	(496,889)
Recovery of loans written off as losses	3,690	16,753
Total	(974,020)	(480,136)